ACCRUED EXPENSES AND OTHER LIABILITIES (Q2) (Tables)	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):
	June 30, 2022	December 31, 2021
Accrued wages, commission and bonus	$611	$805
Accrued expenses	1,390	855
Other liabilities	1,015	57

Related party payable	2	5
	$3,018	$1,722